Other income & finance costs (Details) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2019	Jun. 30, 2019	Apr. 30, 2007	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other income & finance costs [Line Items]
Other income						$ 11,885,000	$ 16,281,000
Consideration paid (received)			$ 57,500,000
Capitalized interest						3,848,000	36,750,000
Skouries
Disclosure of other income & finance costs [Line Items]
Capitalized interest							36,750,000
Lamaque
Disclosure of other income & finance costs [Line Items]
Capitalized interest							$ 36,750,000
TURKEY
Disclosure of other income & finance costs [Line Items]
Other income		$ 8,075,000
Proportion of net smelter return royalty interest		2.50%
Carrying value of net smelter return royalty		$ 0
Consideration paid (received)		8,075,000
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 3,075,000
Portion of consideration settled through transfer of licence	$ 5,000,000
Senior notes | Skouries
Disclosure of other income & finance costs [Line Items]
Capitalized interest						$ 0
Senior notes | Lamaque
Disclosure of other income & finance costs [Line Items]
Capitalized interest				$ 3,848,000	$ 0